Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Schedule of Investments [Line Items]
Commercial paper	¥ 69,989	¥ 210,972
Cash and Cash Equivalents
Schedule of Investments [Line Items]
Commercial paper	69,989	199,979
Short-term Investments
Schedule of Investments [Line Items]
Commercial paper		¥ 59,974